CONSOLIDATED STATEMENTS OF OPERATIONS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares
Income Statement [Abstract]
Net revenues	¥ 1,990,204	$ 272,657	¥ 2,159,584	¥ 2,323,101
Cost of revenues (including share-based compensation expenses of RMB33, nil and nil for the years ended December 31, 2022, 2023 and 2024, respectively)	(317,570)	(43,507)	(265,528)	(348,150)
Gross profit	1,672,634	229,150	1,894,056	1,974,951
Operating expenses
Sales and marketing expenses (including share-based compensation expenses of RMB4,166, nil and nil for the years ended December 31, 2022, 2023 and 2024, respectively)	(1,216,912)	(166,716)	(1,142,154)	(1,129,508)
Product development expenses	(25,008)	(3,426)	(33,723)	(42,834)
General and administrative expenses (including share-based compensation expenses of RMB2,982, nil and nil for the years ended December 31, 2022, 2023 and 2024, respectively)	(132,809)	(18,195)	(143,286)	(185,667)
Total operating expenses	(1,374,729)	(188,337)	(1,319,163)	(1,358,009)
Income from operations	297,905	40,813	574,893	616,942
Interest income	38,824	5,319	31,094	16,248
Interest expense	(5,293)	(725)	(7,657)	(10,059)
Other income, net	26,296	3,603	34,097	24,527
Impairment loss on long-term investments	0	0	(61)	(500)
Gain/(loss) on disposal of subsidiaries	(838)	(115)	43,715	1,390
Income before income tax expenses and gain/(loss) from equity method investments	356,894	48,895	676,081	648,548
Income tax expenses	(1,300)	(178)	(25,166)	(11,992)
Gain/(loss) from equity method investments	(13,512)	(1,851)	(10,084)	6,453
Net income	342,082	46,866	640,831	643,009
Less: Net (loss)/income attributable to non-controlling interest	0	0	1	(950)
Net income attributable to Sunlands Technology Group	¥ 342,082	$ 46,866	¥ 640,830	¥ 643,959
Net income per share attributable to ordinary shareholders of Sunlands Technology Group:
Earnings Per Share, Basic | (per share)	¥ 50.12	$ 6.87	¥ 92.88	¥ 94.14
Earnings Per Share, Diluted | (per share)	¥ 50.12	$ 6.87	¥ 92.88	¥ 94.14
Weighted average shares used in calculating net income per ordinary share:
Weighted average shares used in calculating net income per ordinary share, Basic	6,824,824	6,824,824	6,899,456	6,840,079
Weighted average shares used in calculating net income per ordinary share, Diluted	6,824,824	6,824,824	6,899,456	6,840,079